Results for the Year - Geographical Areas (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr) item	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Disclosure of geographical areas [line items]
Revenue	kr 10,111	kr 5,366	kr 3,025
Non-current assets	kr 1,094	895	642
Number of business unit | item	1
DENMARK
Disclosure of geographical areas [line items]
Revenue	kr 10,111	5,366	3,025
Non-current assets	344	475	459
NETHERLANDS
Disclosure of geographical areas [line items]
Non-current assets	380	336	171
UNITED STATES
Disclosure of geographical areas [line items]
Non-current assets	kr 370	kr 84	kr 12